Equipment (Details) - USD ($)	May 31, 2022	Feb. 28, 2022	Feb. 28, 2021
Property, Plant and Equipment [Abstract]
Equipment	$ 59,879	$ 62,347
Less: accumulated depreciation	(37,173)	(35,539)
Net equipment	$ 22,706	$ 26,808	$ 26,453